INVENTORIES - Disclosure of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current inventories arising from extractive activities [abstract]
Sulphide ore stockpiles	$ 76,696	$ 57,678
Copper contained in concentrate	14,932	17,356
Molybdenum concentrate	642	711
Materials and supplies	46,620	47,197
Total current inventories	138,890	122,942
Long-term:
Oxide ore stockpiles	39,586	17,554
Total invertories	$ 178,476	$ 140,496